Tax Matters - Narrative (Details) € in Millions, S/ in Millions, R$ in Millions							1 Months Ended		4 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€) company	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 PEN (S/)	Jun. 01, 2021	May 07, 2020	Jun. 13, 2019 EUR (€)	Oct. 31, 2021 EUR (€)	Mar. 31, 2019 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 PEN (S/)	Dec. 31, 2021 EUR (€) company	Dec. 31, 2021 EUR (€) company	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 EUR (€) company	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 BRL (R$) company	Dec. 31, 2021 PEN (S/) company	Dec. 31, 2020 BRL (R$) company	Dec. 31, 2020 PEN (S/) company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of consolidated tax group companies | company	45										45	45		44			45	45	44	44
Deferred tax assets	€ 5,616.0										€ 5,616.0	€ 5,616.0		€ 6,416.0		€ 6,682.0
Reversal of deferred tax assets for tax loss carryforwards and deductions												294.0
Reversal of deferred tax assets for tax loss carryforwards												69.0
Reversal of deferred tax assets for deductions												225.0
Disposal of tax asset, loss carryforwards												199.0
Disposal of tax asset, deductions												193.0
Deferred tax liabilities	2,602.0										2,602.0	2,602.0		2,620.0		2,908.0
Tax credits recognized												225.0
Reversal of deferred tax assets														101.0
Transfers of deferred tax assets movement														250.0
Unused tax losses for which no deferred tax asset recognised	4,135.0										4,135.0	4,135.0
Current income taxes payable	1,120.0										1,120.0	1,120.0		813.0
Permanent differences												(1,705.0)		289.0		(223.0)
Changes in deferred tax charge due to changes in tax rates												51.0		14.0		8.0
Increase/(decrease) in tax expense arising from temporary differences												84.0		(8.0)		484.0
Income tax expense												1,378.0		626.0		1,054.0
Positive tax effect of impairment of goodwill												1,879.0
Amortized goodwill for tax purposes	343.0										343.0	343.0		420.0
Losses on litigation settlements												3,032.0	R$ 19,164	2,736.0	R$ 17,446
Other provisions	2,128.0										2,128.0	2,128.0		1,894.0
VMED O2 UK Ltd
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	115.0										115.0	115.0
Deferred tax liabilities	€ 9.0										€ 9.0	€ 9.0
Proportion of ownership interest in joint venture (as a percent)	50.00%										50.00%	50.00%	50.00%
Income tax expense											€ (65.0)
Telxius Towers Germany Gmbh
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)														184.0
Telefónica O2 Holdings Ltd. Holding company | VMED O2 UK Ltd
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proportion of ownership interest in joint venture (as a percent)				50.00%	50.00%						50.00%
Telxius Telecom, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income taxes payable	€ 875.0										€ 875.0	€ 875.0
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,616.0										5,616.0	5,616.0
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,610.0										4,610.0	4,610.0		4,530.0
Deferred tax liabilities	5,138.0										5,138.0	5,138.0		4,923.0
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	999.0										999.0	999.0		1,283.0
Tax credits disposed														145.0
Tax credits recognized														103.0
Unused tax losses for which no deferred tax asset recognised	106.0										106.0	106.0
Tax credits reversed														103.0
Spain | Total unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	903.0										903.0	903.0		1,448.0
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	778.0										778.0	778.0
Unused tax losses for which no deferred tax asset recognised	5,975.0										5,975.0	5,975.0
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	861.0										861.0	861.0
Unused tax losses for which no deferred tax asset recognised	976.0										976.0	976.0
Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	348.0										348.0	348.0		30.0
Disposal of deferred tax assets												240.0		217.0
Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused provision reversed, other provisions									€ 108.0	S/ 477
Movements with a counterparty in judicial deposits		€ 205.0	S/ 939
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited directly to equity												(196.0)		(90.0)
Increase/(decrease) in tax expense arising from temporary differences														184.0
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited directly to equity												27.0		116.0
Increase/(decrease) in tax expense arising from temporary differences														152.0
Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Transfers of deferred tax assets movement												702.0
Proceeds from favorable tax appeal						€ 201.0
Tribunal Economico-Administrativo Central - Overpayments in 2008-2011 | Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense												97.0				201.0
Peru - Rulings in June and August 2015 | Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions	654.0										654.0	654.0		542.0				S/ 2,954		S/ 2,407
Supreme Court of Brazil - ICMS tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazil VAT tax dispute, long-term indirect taxes receivable recorded	356.0										356.0	356.0					R$ 2,269
Brazil VAT tax dispute, decrease in taxes other than income tax												261.0	R$ 1,660
Brazil VAT tax dispute, increase in finance income												573.0	90
Brazil VAT tax dispute, monetary updating												6.0	R$ 36
Brazil VAT tax dispute, credits pending compensation for the refund of payments made	250.0										250.0	250.0					1,579
Tax Group 24/90
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Permanent differences												387.0
Amount of tax expense to be paid							€ 387.0
Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	221.0										221.0	221.0		231.0
Deferred tax liabilities	179.0										179.0	179.0
Tax credits recognized												221.0
Other possible contingencies	16.0										16.0	16.0		15.0			98		R$ 96
Telefónica Brazil | Tax Year 2011 to 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other possible contingencies	2,860.0										2,860.0	2,860.0		2,647.0			R$ 18,078		R$ 16,873
Telefónica Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets														64.0
Deferred tax liabilities	110.0										110.0	110.0
Tax credits recognized												77.0		159.0
Telefónica Germany | Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets														159.0
Group 3G UMTS Holding GmbH Holding Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized												72.0		24.0
Applied tax loss carryforwards	66.0										66.0	66.0		64.0
Group 3G UMTS Holding GmbH Holding Company | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets														24.0
Telefonica Colombia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	71.0										71.0	71.0
Telefonica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,616.0										5,616.0	5,616.0		6,416.0
Deferred tax liabilities	2,602.0										2,602.0	2,602.0		2,620.0
Deferred tax liabilities reclassified														204.0
Telefonica, S.A. | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	903.0										903.0	903.0		1,448.0
Telefonica, S.A. | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,074.0										2,074.0	2,074.0		2,227.0
Telefonica Moviles Mexico | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets																271.0
Telefonica Moviles Mexico | Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets																183.0
Telefónica United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Transfers of deferred tax assets movement														65.0
Telefónica Peru | Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense												97.0				154.0
Vivo
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	143.0										143.0	143.0
Deferred tax liabilities	143.0										143.0	143.0
Acquisitions through business combinations, other provisions														68.0
Amortized goodwill for tax purposes	143.0										143.0	143.0
Telefónica México | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase/(decrease) in tax expense arising from temporary differences												83.0
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proceeds from favorable tax appeal								€ 11.0
Spain | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets												65.0		101.0
Less than 1 year | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,424.0										1,424.0	1,424.0
Less than 1 year | Spain | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,102.0										1,102.0	1,102.0		718.0
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	220.0										220.0	220.0		221.0		157.0
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 256.0										€ 256.0	€ 256.0		€ 230.0		€ 285.0